Shareholders' Equity - Common Stock and Treasury Stock Period Activity (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition of Treasury stock	428,314
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, Beginning	1,352,849		1,397,578		869,381
Stock based compensation plans, net	17,343		11,027		37,018
ACS acquisition					489,802	[1]
Contributions to U.S. pension plan, stock	15,366	[2]	16,645	[2]
Acquisition of Treasury stock	0		0
Cancellation of Treasury stock	(146,862)		(72,435)
Other	0		34		1,377
Balance, Ending	1,238,696		1,352,849		1,397,578
Treasury Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, Beginning	15,508		0		0
Stock based compensation plans, net	0		0		0
ACS acquisition					0
Contributions to U.S. pension plan, stock	0	[2]	0	[2]
Acquisition of Treasury stock	146,278		87,943
Cancellation of Treasury stock	(146,862)		(72,435)
Other	0		0		0
Balance, Ending	14,924		15,508		0

[1]	(1)Refer to Note 3 - Acquisitions for additional information.
[2]	(2)Refer to Note 15 - Employee Benefits Plans for additional information.